Income Tax Deferred Tax Assets And Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 25, 2010
Current Deferred Tax Assets
Compensation related obligations	$ 3.5		$ 0.6
Accrued liabilities and other	47.3		46.5
Tax credit carryforwards	0		5.4
Deferred Tax Assets, Valuation Allowance	(6.1)		0
Other	2.2		0.2
Total current deferred tax assets	46.9		52.7
Current Deferred Tax Liabilities
Partnership investments	192.6		259.3
Balance sheet reserves and accruals	4.0		13.0
Total current deferred tax liabilities	196.6		272.3
Net current deferred tax liabilities	149.7	[1]	219.6	[1]
Non-current Deferred Tax Assets
Compensation related obligations	12.7		20.0
Postretirement benefits	191.5		149.9
Foreign exchange losses	152.0		212.1
Convertible debt	1.0		1.3
Tax loss carryforwards	32.5		79.9
Intercompany financing	13.2		14.9
Partnership investments	13.1		23.0
Accrued liabilities and other	21.8		20.5
Valuation allowance	(22.5)		(39.0)
Total non-current deferred tax assets	415.3		482.6
Non-current Deferred Tax Liabilities
Fixed assets	117.8		119.8
Partnership investments	19.8		49.7
Intangibles	579.5		589.1
Other	3.9		2.5
Total non-current deferred tax liabilities	721.0		761.1
Net non-current deferred tax liability	305.7	[1]	278.5	[1]
Net Deferred Tax Assets and Liabilities Are Presented And Composed Of The Following
Domestic net current deferred tax liabilities	161.3		152.6
DeferredTaxAssetsNetCurrentForeign	11.6		0
Foreign net current deferred tax liabilities	0		67.0
Net current deferred tax liabilities	149.7	[1]	219.6	[1]
Domestic net non-current deferred tax assets	149.9		188.2
Foreign net non-current deferred tax liabilities	455.6		466.7
Net non-current deferred tax liability	$ 305.7	[1]	$ 278.5	[1]

[1]	Our net deferred tax assets and liabilities are presented and composed of the following: